Note 1 - Nature of the Business	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Nature of Operations [Text Block]
1.	Nature of the business

BeyondSpring Inc. (the “Company”) was incorporated in the Cayman Islands on
November 21, 2014.
The Company and its subsidiaries (collectively, the “Group”) are principally engaged in clinical stage biopharmaceutical activities focused on the development of innovative cancer therapies. The Company is under the control of Mr. Linqing Jia and Dr. Lan Huang as a couple (collectively, the “Founders”) since its incorporation.

On
March 14, 2017,
the Company completed its initial public offering (“IPO”) on the NASDAQ Capital Market.

In
May 2018,
the Company entered into various agreements with certain
third
-party investors to issue
739,095
ordinary shares of the Company with a par value
$0.0001
per share for an aggregate cash consideration of
$20,000
or
$27.06
per ordinary share. The Company received gross proceeds of
$14,000
(net proceeds of
$13,245
) from the issuance.

On
May 21, 2018,
Beijing Wanchun Pharmaceutical Technology Ltd. was incorporated in the People's Republic of China (“PRC”) as a wholly owned subsidiary of Dalian Wanchunbulin Pharmaceuticals Ltd. (“Wanchunbulin”).

On
May 21, 2019,
the Company entered into a sales agreement with Jefferies LLC (“Jefferies”) to act as an agent in selling the Company's ordinary shares in an at-the-market (“ATM”) offering program. As of
December 31, 2020,
the Company received aggregate gross proceeds of
$13,185
on
630,228
ordinary shares sold in respect thereof.

On
June 14, 2019
and
July 3, 2019,
certain investors led by Shenzhen Efung
9th
Venture Investment Center (Limited Partnership) (“Efung Capital”) entered into investment agreements with Wanchunbulin, to invest
$14,537
(
RMB100,000
) for a total of
4.76%
equity interest of Wanchunbulin. The Company has received
$10,083
(
RMB70,000
) from this equity financing as of
December 31, 2020.

On
June 25, 2019,
SEED Therapeutics Inc. (“SEED”) was incorporated in the British Virgin Islands (“BVI”) as a subsidiary of the Company.

In
July 2019,
the Company completed a public offering of the issuance of
2,058,825
ordinary shares of the Company at
$17.00
per share for gross proceeds of
$35,000.

In
October
and
November 2019,
the Company completed a public offering of the issuance of
1,908,996
ordinary shares of the Company at
$13.50
per share for gross proceeds of
$25,771.

On
December 9, 2019,
SEED Technology Limited (“SEED Technology”) was incorporated in the BVI as a wholly owned subsidiary of Wanchunbulin.

In
June 2020,
the Company completed a public offering of the issuance of
2,219,500
ordinary shares of the Company at
$13.00
per share for gross proceeds of
$28,854.

On
June 18, 2020,
the Company entered into a share subscription agreement for the sale of an aggregate of
384,615
ordinary shares at
$13.00
per share in a private placement transaction (the “Private Placement”). Gross proceeds of
$5,000
was received in
July 2020.

In
November 2020,
the Company completed a public offering of the issuance of
8,625,000
ordinary shares of the Company at
$10.00
per share for gross proceeds of
$86,250.

On
November 25, 2020,
SEED Therapeutics US, Inc. (“SEED US”) was incorporated in the United States (the U.S.) as a wholly owned subsidiary of SEED.

As at
December 31, 2020,
the subsidiaries of the Company are as follows:

Name of company	Place of incorporation	Date of incorporation	Percentage of ownership by the Company	Principal activities
BeyondSpring
Pharmaceuticals Inc.
(“BeyondSpring US”)	Delaware, U.S.	June 18, 2013	100%	Clinical trial activities

BeyondSpring Ltd.	BVI	December 3, 2014	100%	Holding company

BeyondSpring (HK) Limited
(“BeyondSpring HK”)	Hong Kong	January 13, 2015	100%	Holding company

Wanchun Biotechnology
Limited (“BVI Biotech”)	BVI	April 1, 2015	100%	Holding company

Wanchun Biotechnology
(Shenzhen) Ltd.
(“Wanchun Shenzhen”)	PRC	April 23, 2015	100%	Holding company

Dalian Wanchunbulin
Pharmaceuticals Ltd.
(“Wanchunbulin”)	PRC	May 6, 2015	57.97%	Clinical trial activities

BeyondSpring Pharmaceuticals
Australia PTY Ltd.
(“BeyondSpring Australia”)	Australia	March 3, 2016	100%	Clinical trial activities

Beijing Wanchun Pharmaceutical
Technology Ltd.
(“Beijing Wanchun”)	PRC	May 21, 2018	57.97%	Holding company

Name of company	Place of incorporation	Date of incorporation	Percentage of ownership by the Company	Principal activities
SEED Therapeutics Inc.				Pre-clinical development
(“SEED”)	BVI	June 25, 2019	58.97%	activities

SEED Technology Limited
(“SEED Technology”)	BVI	December 9, 2019	57.97%	Holding company

SEED Therapeutics US, Inc.				Pre-clinical development
(“SEED US”)	Delaware, U.S.	November 25, 2020	58.97%	activities